Operating leases	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Operating leases
4.	Operating leases

4.1.	Operating leases – spot charter

For those spot charters that the Company has determined are operating leases, the term of the lease is always less than one year. The lease payments to be received for ongoing charters at June 30, 2019 relate to outstanding freight and demurrage revenue expected to be received in the coming months. Therefore, the disclosure of the maturity analysis of lease payments required by ASC 842, Leases, is limited to one year. For those ongoing charters at June 30, 2019, the outstanding lease payments to be received by the Company as at June 30, 2019 amounted to
$
19.6
million.

4.2.	Operating leases – office rent

On January 1, 2018 Ardmore adopted ASC 842, Leases which requires lessees to recognize on their balance sheet a right of use asset and a corresponding liability in respect of all material lease contracts. The discount rate used is the incremental cost of borrowing. The weighted average remaining term of the Company’s office leases as of June 30, 2019 was 6.2 years.

The liabilities described below are for the Company’s offices in Cork, Ireland, Singapore, Bermuda and Houston, Texas and are denominated in various currencies. Under ASC 842, the right of use asset is a nonmonetary asset and is remeasured into the Company’s reporting currency of the US Dollar using the exchange rate for the applicable currency as at the adoption date of ASC 842. The operating lease liability is a monetary liability and is remeasured quarterly using the current foreign exchange rates.
The difference in measurement between the right of use asset and lease liability is included in general and administrative expenses in the consolidated statement of operations.

	As at
	Jun 30, 2019	Dec 31, 2018
Operating lease, right of use asset	1,958,062	2,169,158
Total operating leases, right of use asset	1,958,062	2,169,158

Current portion of operating lease obligations	416,278	477,147
Non-current portion of operating lease obligations	1,302,900	1,491,507
Total operating leases obligations	1,719,178	1,968,654

	Three months ended
	Jun 30, 2019	Jun 30, 2018
Foreign exchange on operating leases	(1,580)	-
Total foreign exchange on operating leases	(1,580)	-

	Six months ended
	Jun 30, 2019	Jun 30, 2018
Foreign exchange on operating leases	(38,379)	-
Total foreign exchange on operating leases	(38,379)	-

As of June 30, 2019, the Company had the following undiscounted operating lease commitments:

	2019 (1)	2020	2021	2022	2023	2024-2026
Office space	274,213	339,772	296,499	303,198	309,341	689,727
	274,213	339,772	296,499	303,198	309,341	689,727

(1)	Six-month period ending December 31, 2019.